Borrowings - Summary of Short Term Borrowings (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.54%
Secured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.81%	4.80%
Secured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.16%	5.40%
Unsecured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.75%	1.55%
Unsecured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.96%	7.57%